Regulatory Matters Regulatory Liabilities (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory Liabilities [Line Items]
Regulatory Liability, Noncurrent	$ 831	$ 837
Removal Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Noncurrent	$ 653	642
Regulatory Liability, Amortization Period	25 years
Asset Retirement Obligation Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Noncurrent	$ 140	159
Regulatory Liability, Amortization Period	22 years
Other Regulatory Assets (Liabilities) [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Noncurrent	$ 38	$ 36
Regulatory liability amortization period years	Various